CREDIT RISK (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Trade accounts receivable	$ 0	$ 4,368	$ 2,084
Two Customer [member]
Statement [Line Items]
Trade receivables percentage	0.00%	100.00%